The Transactions	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019
The Transactions
The Transactions

Note 4: The Transactions

On May 13, 2019, the Company completed the Transactions. Jersey began operations in 2016 as a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and research and development (“R&D”) intensive corporations to discover, protect and commercialize their innovations. Churchill  was a special purpose acquisition company whose business was to effect  a merger, capital  stock exchange, asset acquisition, stock purchase reorganization or similar business combination.  The shares and earnings per share available  to holders of the Company’s ordinary  shares, prior to the Transactions, have been retroactively  restated as shares reflecting  the exchange ratio established in the Transactions (1.0 Jersey shares to 132.13667 Clarivate share).

Pursuant to the Merger Agreement, the aggregate stock consideration issued by the Company in the Transactions was $3,052,500, consisting of 305,250,000  newly  issued ordinary  shares of the Company valued at $10.00 per share, subject to certain adjustments described below. Of the $3,052,500, the shareholders of Jersey prior to the closing of the Transactions (the “Company Owners”) received $2,175,000 in the form of 217,500,000 newly  issued ordinary  shares of the Company. In addition, of the $3,052,500, Churchill public shareholders received $690,000 in the form of 68,999,999  newly  issued ordinary  shares of the Company. In addition, Churchill Sponsor LLC (the “sponsor”) received $187,500 in the form of 17,250,000 ordinary  shares of the Company issued to the sponsor, and 1,500,000 additional ordinary shares of the Company were issued to certain investors. See Note 11 — “Shareholders’ Equity” for further information.

Upon consummation of the Transactions, each outstanding share of common stock of Churchill was converted into one ordinary  share of the Company. At the closing of the Transactions, the Company Owners held approximately 74% of the issued and outstanding ordinary  shares of the Company and stockholders of Churchill held approximately 26% of the issued and outstanding  shares of the Company excluding the impact of (i) 52,800,000 warrants, (ii) approximately  24,806,793 compensatory options issued to the Company’s management (based on number of options to purchase Jersey ordinary  shares outstanding immediately prior to the Transactions, after giving effect to the exchange ratio described above) and (iii) 10,600,000  ordinary  shares of Clarivate owned of record by the sponsor and available for distribution to certain individuals following the applicable lock-up and vesting restrictions. After giving effect to the satisfaction of the vesting restrictions, the Company Owners held approximately 71% of the issued and outstanding  shares of the Company at the close of the Transactions.  See Note 11 — “Shareholders’ Equity” for further information on equity instruments.

Note 4: The Transactions

On May 13, 2019, the Company completed the Transactions. Jersey began operations in 2016 as a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and research and development (“R&D”) intensive corporations to discover, protect and commercialize their innovations. Churchill  was a special purpose acquisition company whose business was to effect  a merger, capital  stock exchange, asset acquisition, stock purchase reorganization or similar business combination.  The shares and earnings per share available  to holders of the Company’s ordinary  shares, prior to the Transactions, have been recasted as shares reflecting  the exchange ratio established in the Transactions (1.0 Jersey share to 132.13667 Clarivate shares).

Pursuant to the Merger Agreement, the aggregate stock consideration issued by the Company in the Transactions was $3,052,500, consisting of 305,250,000  newly  issued ordinary  shares of the Company valued at $10.00 per share, subject to certain adjustments described below. Of the $3,052,500, the shareholders of Jersey prior to the closing of the Transactions (the “Company Owners”) received $2,175,000 in the form of 217,500,000 newly  issued ordinary  shares of the Company. In addition, of the $3,052,500, Churchill public shareholders received $690,000 in the form of 68,999,999  newly  issued ordinary  shares of the Company. In addition, Churchill Sponsor LLC (the “sponsor”) received $187,500 in the form of 17,250,000 ordinary  shares of the Company issued to the sponsor, and 1,500,000 additional ordinary shares of the Company were issued to certain investors. See Note 11 — “Shareholders’ Equity” for further information.

Upon consummation of the Transactions, each outstanding share of common stock of Churchill was converted into one ordinary  share of the Company. At the closing of the Transactions, the Company Owners held approximately 74% of the issued and outstanding ordinary  shares of the Company and stockholders of Churchill held approximately 26% of the issued and outstanding  shares of the Company excluding the impact of (i) 52,800,000 warrants, (ii) approximately  24,806,793 compensatory options issued to the Company’s management (based on number of options to purchase Jersey ordinary  shares outstanding immediately prior to the Transactions, after giving effect to the exchange ratio described above) and (iii) 10,600,000  ordinary  shares of Clarivate owned of record by the sponsor and available for distribution to certain individuals following the applicable lock-up and vesting restrictions.

Certain restrictions were removed following the Secondary Offering on August 14, 2019. See Note 17?-?"Employee Incentive Plans" for further information. After giving effect to the satisfaction of the vesting restrictions, the Company Owners held approximately 60% of the issued and outstanding  shares of the Company at the close of the Transactions.  See Note 11 — “Shareholders’ Equity” for further information on equity instruments.